SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Impairment loss	$ 0	$ 0	$ 1,572,552
Right-of-use asset and lease liability recognized	$ 152,864
Incremental borrowing rate	15.00%